Impairment of Assets - Impairment Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment Loss	¥ 16,882	¥ 18,075
Adjustments [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment Loss		(234)
Steelmaking and Steel Fabrication [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment Loss	11,909	9,932
Engineering and Construction [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment Loss	¥ 4,972	2,472
Chemicals and Materials [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment Loss		3,334
System Solutions [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment Loss		¥ 2,570